Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of supplemental balance sheet information related to operating lease

	December 31, 2019	December 31, 2020

Right-of-use assets	$2,027	$1,689

Operating lease liabilities - current	$313	$385
Operating lease liabilities - non-current	1,718	1,386
Total operating lease liabilities	$2,031	$1,771

Schedule of remaining lease term and discount rate
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.10
Weighted average discount rate	5.55%

Schedule of maturities of lease liabilities
2021	$468
2022	468
2023	514
2024	514
2025	-
Total lease payments	1,964
Less: imputed interest	193
Present value of lease liabilities	$1,771